Business Combination - Schedule of Pro Forma Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Business Combinations [Abstract]
Revenue	$ 177,844	$ 169,965
Income before income tax expense	6,111	5,411
Net income	$ 4,196	$ 3,349